Share Based Compensation (Details) - Stock Option [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of share options, Outstanding Beginning | shares
Number of share options, Granted | shares	218,222
Number of share options, Outstanding Ending | shares	218,222
Number of share options, Exercisable | shares
Weighted average exercise price, Outstanding Beginning | $ / shares
Weighted average exercise price, Granted | $ / shares	12.91
Weighted average exercise price, Outstanding Ending | $ / shares	12.91
Weighted average exercise price, Exercisable | $ / shares
Remaining contractual term in years, Granted	12 years 3 months 22 days
Remaining contractual term in years, outstanding	11 years 6 months 3 days